Stockholders' Equity - Additional Information (Q3) (Details) - USD ($)						3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Apr. 30, 2021	Apr. 05, 2021	Jan. 08, 2021	Jul. 21, 2020	Jul. 21, 2020	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Apr. 28, 2021	Mar. 31, 2020
Class of Stock [Line Items]
Preferred Stock, Shares Authorized						10,000,000			10,000,000		10,000,000
Preferred Stock, Par or Stated Value Per Share						$ 0.0001			$ 0.0001		$ 0.0001
Preferred Stock, Shares Issued						0			0		0
Common stock, shares authorized						850,000,000			850,000,000		98,960,064	98,960,064	98,960,064
Common stock, par value						$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Dividends									$ 0				$ 0
Common stock, shares issued						84,944,145			84,944,145		66,155,340	63,633,981			9,162,976
Sale of stock, price per share															$ 3.27
Common stock, value, issued						$ 8,000			$ 8,000		$ 1,000	$ 1,000			$ 30,000,024
Operating Expenses						14,732,000	$ 5,391,000		79,291,000	$ 14,051,000	20,565,000	10,420,000
Treasury stock, shares, acquired		717,460	148,440	9,896,666	9,896,666
Treasury stock, value		$ 0	$ 0	$ 0	$ 0	$ 0			$ 0		$ 0	$ 0
IPO [Member]
Class of Stock [Line Items]
Stock Issued During Period Shares New Issues	19,840,000								4,455,384
Shares Issued, Price Per Share	$ 13.00
Proceeds from Issuance Initial Public Offering	$ 241,200,000
Underwriting Discount and Commissions	$ 16,800,000
Sale of Stock, Consideration Received on Transaction								$ 54,200,000
IPO [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Stock Issued During Period Shares New Issues									2,263,827
IPO [Member] | Repurchase [Member]
Class of Stock [Line Items]
Stock Issued During Period Shares New Issues									2,191,557